Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes at statutory rate	$ 0	$ 0	$ 0	$ 0
Effect of change on unrecognized tax benefits	49	12	(6)	(5)
Effect of unremitted earnings of subsidiaries	(10)	0	(17)	3
Effect of taxable income in various countries	(31)	18	(16)	68
Total tax (benefit)/expense	$ 8	$ 30	$ (39)	$ 66